Derivatives and Hedging (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 38,000,000
Embedded Derivative, Fair Value of Embedded Derivative, Net Liability	(17,801,000,000)	$ (11,968,000,000)
Credit derivatives exposure on purchased credit protection	0	0
Credit Default Swap, Selling Protection
Derivative [Line Items]
Credit Derivative, Maximum Exposure, Undiscounted	875,000,000	912,000,000
Credit Risk Derivatives, at Fair Value, Net Asset (Liability) (less than)	10,000,000	$ 10,000,000
Credit Default Swap, Selling Protection | NAIC 3
Derivative [Line Items]
Credit Derivative, Maximum Exposure, Undiscounted	845,000,000
Credit Default Swap, Selling Protection | NAIC 6
Derivative [Line Items]
Credit Derivative, Maximum Exposure, Undiscounted	$ 30,000,000